AC Alternatives™ Equity Market Neutral Fund
AC Alternatives™ Equity Market Neutral Fund
Investment Objective
The fund seeks capital appreciation independent of equity market conditions.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts is available from your financial professional and in Calculation of Sales Charges on page 12 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AC Alternatives™ Equity Market Neutral Fund - USD ($)	Investor Class	Institutional Class	A Class		C Class	R Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none
Maximum Account Fee	$ 25	none	none		none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AC Alternatives™ Equity Market Neutral Fund	Investor Class	Institutional Class	A Class	C Class	R Class
Management Fees (as a percentage of Assets)	1.38%	1.18%	1.38%	1.38%	1.38%
Distribution and Service (12b-1) Fees	none	none	0.25%	1.00%	0.50%
Component1 Other Expenses	1.30%	1.30%	1.30%	1.30%	1.30%
Component2 Other Expenses	0.24%	0.24%	0.24%	0.24%	0.24%
Component3 Other Expenses	none	none	none	none	none
Other Expenses (as a percentage of Assets):	1.54%	1.54%	1.54%	1.54%	1.54%
Expenses (as a percentage of Assets)	2.92%	2.72%	3.17%	3.92%	3.42%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AC Alternatives™ Equity Market Neutral Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	296	905	1,539	3,236
Institutional Class	276	846	1,441	3,045
A Class	877	1,498	2,140	3,843
C Class	395	1,197	2,015	4,128
R Class	346	1,052	1,780	3,694

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 226% of the average value of its portfolio.

Principal Investment Strategies
The managers use quantitative models to construct the portfolio for the fund. The portfolio managers buy, or take long positions in, equity securities that they have identified as undervalued. They take short positions in equity securities that they have identified as overvalued.  A short position arises when the fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. If the market price in fact declines, the fund can replace the borrowed security at a lower price and capture the value represented by the difference between the higher sale price and the lower replacement price. The fund’s investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. By employing this market neutral strategy, the fund seeks to limit market risk (the effects of general market movements on the fund’s performance). A market neutral strategy seeks to limit the fund’s volatility relative to the market. As a result of this strategy, the portfolio’s price movements are not expected to correlate with the market’s price movements.
In selecting stocks for the fund, the portfolio managers use quantitative management techniques in a two-step process. First, the managers rank stocks, primarily publicly traded U.S. companies with a market capitalization greater than $1 billion, from most attractive to least attractive based on an objective set of measures, including valuation, quality, growth, and sentiment. Second, the portfolio managers use a quantitative model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity, or specific events alter its prospects.
The fund’s use of short selling as a principal investment strategy creates leverage in an attempt to increase returns.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Principal Risks

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Management Risk – Although the fund seeks to have approximately equal dollar amounts invested in long and short positions and a neutral exposure to market movements, there is a risk that the portfolio managers will not be able to construct a portfolio of long and short positions that has limited exposure to general market movements.

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Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

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Failure to Maintain Market Neutrality – Though the fund seeks to limit risks associated with investing in the general equity market, external conditions may impact the fund’s performance. In addition, although the portfolio managers intend to construct a market neutral portfolio, there is a risk that the portfolio managers will not construct a portfolio that limits exposure to general market movements.

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Style Risk – Because the fund’s portfolio may not always be style-neutral, its performance may be sensitive to the value/growth cycle within the U.S. equity markets. Also, if at any time the market is not favoring the fund’s quantitative style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

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Short Sales Risk – If the market price of a security increases after the fund borrows the security, the fund may suffer a loss when it replaces the borrowed security at the higher price. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the fund must pay to a lender of the security.

•	Leverage Risk – The fund’s investment strategy utilizes leverage, which can increase market exposure and subject the fund to greater risk and higher volatility.

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Overweighting Risk – If the fund is overweighted in a stock or sector, any negative development related to that stock or sector will have a greater impact on the fund than other funds that are not overweighted in that stock or sector.

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Small Cap Stocks – Though the fund invests primarily in larger companies, it may also invest in smaller companies. Investments in smaller companies may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

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Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities the fund owns in its long portfolio or in which the fund has taken a short position.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time, your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2006): 10.73% Lowest Performance Quarter (3Q 2008): -6.78%
As of September 30, 2014, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was 1.08%.

Average Annual Total Returns For the calendar year ended December 31, 2013
Average Annual Total Returns - AC Alternatives™ Equity Market Neutral Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Investor Class	Investor Class Return Before Taxes	5.99%	0.79%	1.66%	Sep. 30, 2005
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	5.99%	0.79%	1.57%	Sep. 30, 2005
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.39%	0.60%	1.27%	Sep. 30, 2005
Institutional Class	Institutional Class Return Before Taxes	6.30%	0.98%	1.87%	Sep. 30, 2005
A Class	A Class Return Before Taxes	(0.27%)	(0.64%)	0.69%	Sep. 30, 2005
C Class	C Class Return Before Taxes	4.95%	(0.23%)	0.64%	Sep. 30, 2005
R Class	R Class Return Before Taxes	5.48%	0.28%	1.15%	Sep. 30, 2005
Barclays U.S. 1-3 Month Treasury Bill Index	Barclays U.S. 1-3 Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.05%	0.09%	1.52%	Sep. 30, 2005

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.